Equity Investment in Unconsolidated Investments - Narratives (Details) - USD ($)			3 Months Ended		12 Months Ended
	Aug. 03, 2020	Aug. 03, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments
Unfunded Commitment Outstanding			$ 101,200,000		$ 71,800,000	$ 67,900,000
Equity investment in unconsolidated investments			91,662,090		69,713,793	36,259,959
Income from equity investment in excess of distributions received			1,419,335	$ 1,337,827	5,925,802	38,640
Mavik RESOF
Schedule of Equity Method Investments
Committed Capital	$ 50,000,000	$ 50,000,000
Unfunded Commitment Outstanding			16,400,000		15,100,000	14,100,000
Equity investment in unconsolidated investments			40,200,000		40,500,000	36,300,000
Income from equity investment in excess of distributions received			1,300,000	1,300,000	6,200,000	40,000.00
Proceeds from Equity Method Investment, Distribution			$ 0	0	3,500,000	0
Payments for Origination of Mortgage Loans Held-for-sale					$ 300,000	$ 500,000
Equity Method Investment, Ownership Percentage			44.20%		50.00%	90.30%
Origination fee			$ 200,000	500,000
Joint Venture
Schedule of Equity Method Investments
Equity investment in unconsolidated investments			51,416,176		$ 29,255,511	$ 0
Income from equity investment in excess of distributions received			100,000	0	200,000
Proceeds from Equity Method Investment, Distribution			$ 300,000		$ 0	$ 0
Origination fee				$ 500,000